Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,200,000
Previously Paid Amount	0.00
Total Fee Amount	2,375.32
Total Offset Amount	0.00
Net Fee	2,375.32
Narrative - Max Aggregate Offering Price	$ 17,200,000
Final Prospectus	true